Note 8 - Other Assets	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Other Assets Disclosure [Text Block]
8.	Other assets

	December 31, 2013	December 31, 2012

Equity method investments	$4,946	$5,455
Financing fees, net of accumulated amortization of $3,329 (December 31, 2012 - $5,359)	1,731	3,199
Other	5,579	5,318
	$12,256	$13,972